DOCUMENT AND ENTITY INFORMATION Document	Mar. 23, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 19, 2021
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false